Significant Accounting Policies (Details) - Schedule of outstanding performance obligations of deferred revenues $ in Thousands	Dec. 31, 2021 USD ($)
2022 [Member]
Revenue from External Customer [Line Items]
Service contracts and software subscriptions	$ 6,542
2023 [Member]
Revenue from External Customer [Line Items]
Service contracts and software subscriptions	493
2024 and thereafter [Member]
Revenue from External Customer [Line Items]
Service contracts and software subscriptions	$ 7